EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2012
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $, except per unit data)	2012	2011	2012	2011
Net income attributable to general partner and limited partner interests	19,829	18,236	39,284	42,083
Less: Dropdown Predecessor net income	—	(5,115)	—	(9,882)
Less: distributions paid (2)	(20,820)	—	(34,691)	—
(Over) undistributed earnings	(991)	13,121	4,593	32,201

Net income attributable to:
Common unitholders	12,810	8,904	24,622	18,677
Subordinated unitholders	6,622	3,955	13,876	12,880
General Partner	397	262	786	644

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	23,127	23,127	23,127	23,127
Subordinated unitholders	15,949	15,949	15,949	15,949
General Partner	797	797	797	797

Earnings per unit (basic and diluted):
Common unitholders	$0.55	$0.39	$1.06	$0.81
Subordinated unitholders	$0.42	$0.25	$0.87	$0.81
General Partner	$0.50	$0.33	$0.99	$0.81

Cash distributions declared and paid in the period per unit (3):	$0.43	$—	$0.86	$—
Subsequent event: Cash distributions declared and paid per unit relating to the period (4):	$0.44	$0.33	$0.44	$0.33

(1)         Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates.

(2)         Subsequent cash distributions (paid in August 2012), relating to the quarter ended June 30, 2012, included in the calculations of earnings per unit were based on the number of units outstanding after the Partnership's follow-on equity offering.

(3)         Refers to cash distribution declared and paid during the period.

(4)         Refers to cash distribution declared and paid subsequent to the period end.